Consolidated Statements of Shareholders' Equity - USD ($)	Common shares	Additional paid-in capital	Accumulated deficit	Accumulated other comprehensive income	Total
Beginning Balance, Shares at Mar. 31, 2017					8,136,348
Beginning Balance, Amount at Mar. 31, 2017					$ 1,382,334
Net income					$ (42,902)
Ending Balance, Shares at Mar. 31, 2018	8,136,348
Ending Balance, Amount at Mar. 31, 2018	$ 19,491,842	$ 2,962,105	$ (21,325,620)	$ (378,425)
Beginning Balance, Shares at Mar. 31, 2017					8,136,348
Beginning Balance, Amount at Mar. 31, 2017					$ 1,382,334
Shares issued, shares	16,000
Shares issued, amount	$ 85				85
Stock options granted		257			257
Net income			(42,902)		(42,902)
Cumulative translation adjustment				(5,781)	(5,781)
Ending Balance, Shares at Mar. 30, 2018	8,136,348
Ending Balance, Amount at Mar. 30, 2018	$ 19,491,842	2,962,105	(21,325,620)	(378,425)	749,902
Beginning Balance, Shares at Mar. 31, 2018	8,136,348
Beginning Balance, Amount at Mar. 31, 2018	$ 19,491,842	2,962,105	(21,325,620)	(378,425)
Shares issued, amount		1,807			51,687
Stock options granted					11,899
Net income		703,516			703,516
Cumulative translation adjustment				(72,890)	(194,758)
Ending Balance, Shares at Mar. 31, 2019	8,136,348
Ending Balance, Amount at Mar. 31, 2019	$ 19,491,842	2,963,912	(20,622,104)	(451,316)	1,382,334
Shares issued, amount					1,807
Stock options granted		2,156			2,156
Net income			(8,999)		(8,999)
Total comprehensive income				(141,597)	$ (141,597)
Ending Balance, Shares at Mar. 31, 2020	8,136,348				8,136,348
Ending Balance, Amount at Mar. 31, 2020	$ 19,491,842	$ 2,966,068	$ (20,631,105)	$ (592,912)	$ 1,233,894